FORMULAFOLIOS HEDGED GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 54.6%
35,632	iShares Core S&P 500 ETF	$ 14,180,466
39,077	iShares Core S&P Mid-Cap ETF	10,134,229
97,589	iShares Core S&P Small-Cap ETF	9,992,138
75,719	Vanguard High Dividend Yield ETF	8,092,847
		42,399,680
	FIXED INCOME - 43.5%
236,867	iShares 1-3 Year Treasury Bond ETF	19,183,859
159,658	SPDR Bloomberg 1-3 Month T-Bill ETF	14,642,235
		33,826,094

	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,836,396)	76,225,774

	TOTAL INVESTMENTS - 98.1% (Cost $75,836,396)	$ 76,225,774
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	1,511,876
	NET ASSETS - 100.0%	$ 77,737,650

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

FORMULAFOLIOS SMART GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 75.1%
17,657	iShares Core S&P 500 ETF	$ 7,026,955
11,847	iShares Core S&P Mid-Cap ETF	3,072,401
30,122	iShares Core S&P Small-Cap ETF	3,084,192
18,619	SPDR S&P Dividend ETF	2,343,574
21,606	Vanguard High Dividend Yield ETF	2,309,249
		17,836,371
	FIXED INCOME - 23.8%
61,560	SPDR Bloomberg 1-3 Month T-Bill ETF	5,645,668

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,018,229)	23,482,039

	TOTAL INVESTMENTS - 98.9% (Cost $21,018,229)	$ 23,482,039
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	252,483
	NET ASSETS - 100.0%	$ 23,734,522

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

FORMULAFOLIOS TACTICAL GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 60.2%
116,853	iShares Core MSCI EAFE ETF	$ 7,598,951
87,411	iShares Core S&P Total US Stock Market ETF	7,742,866
		15,341,817
	FIXED INCOME - 39.6%
58,768	iShares Core U.S. Aggregate Bond ETF	5,718,714
47,694	SPDR Bloomberg 1-3 Month T-Bill ETF	4,374,017
		10,092,731

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,925,416)	25,434,548

	TOTAL INVESTMENTS - 99.8% (Cost $25,925,416)	$ 25,434,548
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	42,611
	NET ASSETS - 100.0%	$ 25,477,159

EAFE	- Europe, Australia, and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

FORMULAFOLIOS TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	FIXED INCOME - 97.9%
208,574	iShares 1-3 Year Treasury Bond ETF	$ 16,892,408
156,911	iShares 7-10 Year Treasury Bond ETF	15,025,797
177,560	iShares Core U.S. Aggregate Bond ETF	17,278,364
148,174	SPDR Bloomberg 1-3 Month T-Bill ETF	13,589,038
279,554	Vanguard Total Bond Market ETF	20,147,457
		82,933,064

	TOTAL EXCHANGE-TRADED FUNDS (Cost $91,641,121)	82,933,064

	TOTAL INVESTMENTS - 97.9% (Cost $91,641,121)	$ 82,933,064
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%	1,742,792
	NET ASSETS - 100.0%	$ 84,675,856

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt